Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ 795,283,241	$ 190,210,057	$ 24,863,783
Income from foreign currency exchange	2,934,750	3,714,641	3,329,122
Total	$ 798,217,991	$ 193,924,698	$ 28,192,905